Related Party Balances and Transactions - Due from related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 1,564,025			¥ 169,905
Loan repayment from related parties	50,000	$ 7,846
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,563,757			118,779
Weilan (Note 10)
Related Party Transaction [Line Items]
Amounts due from related parties				50,000
Loan to related parties			¥ 50,000
Loan repayment from related parties	50,000
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 268			509
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties				¥ 617